INCOME TAXES (Details Narrative) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 CNY (¥)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Operating loss carryforwards	$ 21.3			¥ 155.7
High Technology Enterprise [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
PRC statutory tax rate	15.00%
Biznest [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
PRC statutory tax rate	12.50%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax profits	16.50%
UNITED STATES | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
PRC statutory tax rate	35.00%
UNITED STATES | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
PRC statutory tax rate	21.00%